Summary of Significant Accounting Policies - Schedule of Currency Exchange Rates (Details)	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Year-end spot rate [Member] | MYR [Member]
Schedule of Currency Exchange Rates [Line Items]
Currency exchange rates	1	1	1
Year-end spot rate [Member] | USD [Member]
Schedule of Currency Exchange Rates [Line Items]
Currency exchange rates	4.5903	4.468	4.5903
Average rate [Member] | MYR [Member]
Schedule of Currency Exchange Rates [Line Items]
Currency exchange rates	1	1	1
Average rate [Member] | USD [Member]
Schedule of Currency Exchange Rates [Line Items]
Currency exchange rates	4.5577	4.5741	4.5577